FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of warrant liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives Liabilities
Change in fair value of liabilities
Balance at beginning	$ 1,392	$ 1,118
Issuance of warrants		74
Exercise of warrants to shares	(397)
Exercise of warrants to cash (adjustment to other accounts payables)	(800)
Changes in fair value recognized in finance expenses	(195)	200
Balance at ending		$ 1,392
SPAC Warrant
Change in fair value of liabilities
Issuance of warrants	416
Exercise of warrants to shares	(881)
Changes in fair value recognized in finance expenses	872
Balance at ending	407
Price adjustment shares
Change in fair value of liabilities
Issuance of warrants	21,543
Changes in fair value recognized in finance expenses	(1,645)
Balance at ending	$ 19,898